Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	108 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000132104_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000132104_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000132104_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000132104_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000132104_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000132104_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000132104_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000132104_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000132104_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000132104_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000132104_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000132104_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000204996_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000204996_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000204996_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000204996_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000204996_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000204996_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000204996_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000204996_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000204996_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,626
C000014035_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014035_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014035_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014035_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014035_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014035_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014035_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014035_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014035_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014035_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014035_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014035_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000014036_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014036_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014036_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014036_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014036_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014036_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014036_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014036_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014036_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014036_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014036_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000014034_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014034_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014034_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014034_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014034_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014034_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014034_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014034_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014034_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014034_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014034_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000014032_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014032_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014032_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014032_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014032_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014032_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014032_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014032_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014032_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014032_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014032_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014032_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000250211_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000250211_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,516
C000250211_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,846
C000203455_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Investment Grade Securitized Fund
C000203455_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203455_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,008
C000203455_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,791
C000203455_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,361
C000203455_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,397
C000203455_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,270
C000203455_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,093
C000203455_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,925
C000203455_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,332
C000203455_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized Index
C000203455_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203455_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,016
C000203455_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,745
C000203455_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,241
C000203455_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,237
C000203455_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,145
C000203455_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,947
C000203455_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,698
C000203455_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,074
C000203455_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000203455_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203455_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,014
C000203455_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,033
C000203455_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,747
C000203455_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,737
C000203455_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,386
C000203455_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,262
C000203455_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,010
C000203455_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,356
C000014129_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Mortgage Securities Fund
C000014129_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014129_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,090
C000014129_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,002
C000014129_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,721
C000014129_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,240
C000014129_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,252
C000014129_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,117
C000014129_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,853
C000014129_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,611
C000014129_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,946
C000014129_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,280
C000014129_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014129_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014129_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,080
C000014129_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,027
C000014129_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,735
C000014129_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,222
C000014129_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,202
C000014129_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,112
C000014129_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,900
C000014129_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,639
C000014129_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,996
C000014129_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,328
C000014129_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014129_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014129_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014129_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014129_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014129_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014129_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014129_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014129_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014129_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014129_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014129_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000204997_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204997_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204997_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,782
C000204997_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,305
C000204997_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,333
C000204997_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,196
C000204997_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,948
C000204997_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,713
C000204997_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,061
C000204997_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,420
C000204997_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Index
C000204997_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204997_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,771
C000204997_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000204997_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,240
C000204997_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,146
C000204997_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,934
C000204997_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,675
C000204997_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,034
C000204997_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,367
C000204997_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000204997_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204997_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000204997_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000204997_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000204997_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000204997_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000204997_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000204997_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000204997_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,626
C000014045_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014045_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000014045_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,653
C000014045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,544
C000014045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,193
C000014045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,640
C000014045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,621
C000014045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,508
C000014045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,237
C000014045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,904
C000014045_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,179
C000014045_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,463
C000014045_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014045_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014045_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,080
C000014045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,027
C000014045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,735
C000014045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,222
C000014045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,202
C000014045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,112
C000014045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,900
C000014045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,639
C000014045_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,996
C000014045_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,328
C000014045_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014045_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014045_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014045_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014045_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014045_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014045_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014045_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014045_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014045_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014045_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014045_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000014046_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014046_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014046_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,076
C000014046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,993
C000014046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,709
C000014046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,215
C000014046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,232
C000014046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,089
C000014046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,817
C000014046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,565
C000014046_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,882
C000014046_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,197
C000014046_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014046_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014046_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,080
C000014046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,027
C000014046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,735
C000014046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,222
C000014046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,202
C000014046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,112
C000014046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,900
C000014046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,639
C000014046_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,996
C000014046_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,328
C000014046_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014046_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014046_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014046_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014046_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000014044_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014044_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014044_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,981
C000014044_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,795
C000014044_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,387
C000014044_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,759
C000014044_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,657
C000014044_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,462
C000014044_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,122
C000014044_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,707
C000014044_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,977
C000014044_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,256
C000014044_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014044_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014044_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,080
C000014044_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,027
C000014044_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,735
C000014044_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,222
C000014044_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,202
C000014044_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,112
C000014044_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,900
C000014044_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,639
C000014044_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,996
C000014044_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,328
C000014044_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014044_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014044_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014044_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014044_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014044_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014044_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014044_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014044_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014044_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014044_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014044_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000014042_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014042_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000014042_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,653
C000014042_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,545
C000014042_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,187
C000014042_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,644
C000014042_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,616
C000014042_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,510
C000014042_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,236
C000014042_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,904
C000014042_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,179
C000014042_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,464
C000014042_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014042_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014042_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,080
C000014042_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,027
C000014042_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,735
C000014042_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,222
C000014042_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,202
C000014042_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,112
C000014042_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,900
C000014042_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,639
C000014042_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,996
C000014042_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,328
C000014042_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014042_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014042_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000014042_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000014042_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000014042_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000014042_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000014042_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000014042_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000014042_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000014042_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000014042_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000132104_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Limited Term Bond Fund
C000132104_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132104_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,140
C000132104_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,130
C000132104_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,742
C000132104_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,265
C000132104_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,344
C000132104_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,613
C000132104_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,864
C000132104_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,711
C000132104_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,363
C000132104_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,698
C000132104_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000132104_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132104_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,153
C000132104_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,139
C000132104_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,788
C000132104_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,331
C000132104_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,437
C000132104_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,748
C000132104_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,943
C000132104_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,766
C000132104_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,411
C000132104_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,758
C000132104_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000132104_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132104_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,093
C000132104_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,049
C000132104_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,648
C000132104_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,151
C000132104_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,188
C000132104_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,534
C000132104_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000132104_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,370
C000132104_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,914
C000132104_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,170
C000204996_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204996_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,618
C000204996_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,145
C000204996_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,234
C000204996_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,519
C000204996_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,776
C000204996_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,622
C000204996_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,275
C000204996_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,613
C000204996_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Limited Term Composite Index℠
C000204996_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,650
C000204996_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,185
C000204996_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,290
C000204996_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,610
C000204996_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,802
C000204996_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,615
C000204996_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,252
C000204996_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,594
C000204996_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000204996_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,616
C000204996_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,117
C000204996_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,153
C000204996_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,502
C000204996_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,626
C000204996_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,335
C000204996_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,878
C000204996_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,132
C000014035_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014035_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,725
C000014035_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,831
C000014035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,781
C000014035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,350
C000014035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,812
C000014035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,855
C000014035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,122
C000014035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,340
C000014035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,104
C000014035_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,687
C000014035_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,978
C000014035_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014035_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014035_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,153
C000014035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,139
C000014035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,788
C000014035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,331
C000014035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,437
C000014035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,748
C000014035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,943
C000014035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,766
C000014035_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,411
C000014035_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,758
C000014035_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014035_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014035_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,093
C000014035_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,049
C000014035_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,648
C000014035_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,151
C000014035_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,188
C000014035_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,534
C000014035_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000014035_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,370
C000014035_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,914
C000014035_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,170
C000014036_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014036_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,136
C000014036_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,112
C000014036_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,718
C000014036_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,235
C000014036_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,308
C000014036_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,574
C000014036_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,822
C000014036_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,665
C000014036_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,314
C000014036_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,648
C000014036_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014036_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,153
C000014036_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,139
C000014036_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,788
C000014036_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,331
C000014036_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,437
C000014036_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,748
C000014036_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,943
C000014036_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,766
C000014036_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,411
C000014036_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,758
C000014036_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014036_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,093
C000014036_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,049
C000014036_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,648
C000014036_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,151
C000014036_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,188
C000014036_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,534
C000014036_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000014036_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,370
C000014036_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,914
C000014036_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,170
C000014034_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,032
C000014034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,904
C000014034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,399
C000014034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,780
C000014034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,739
C000014034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,935
C000014034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,061
C000014034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,732
C000014034_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,296
C000014034_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,566
C000014034_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,153
C000014034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,139
C000014034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,788
C000014034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,331
C000014034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,437
C000014034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,748
C000014034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,943
C000014034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,766
C000014034_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,411
C000014034_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,758
C000014034_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014034_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,093
C000014034_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,049
C000014034_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,648
C000014034_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,151
C000014034_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,188
C000014034_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,534
C000014034_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000014034_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,370
C000014034_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,914
C000014034_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,170
C000014032_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014032_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,725
C000014032_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,840
C000014032_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,791
C000014032_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,352
C000014032_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,824
C000014032_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,867
C000014032_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,134
C000014032_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,343
C000014032_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,117
C000014032_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,701
C000014032_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,981
C000014032_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014032_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014032_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,153
C000014032_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,139
C000014032_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,788
C000014032_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,331
C000014032_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,437
C000014032_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,748
C000014032_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,943
C000014032_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,766
C000014032_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,411
C000014032_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,758
C000014032_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014032_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014032_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,093
C000014032_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,049
C000014032_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,648
C000014032_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,151
C000014032_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,188
C000014032_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,534
C000014032_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000014032_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,370
C000014032_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,914
C000014032_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,170
C000250211_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Limited Term Securitized Completion Fund
C000250211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,317
C000250211_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,879
C000250211_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Limited Term Securitized Completion Fund Composite Blended Index
C000250211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,316
C000250211_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,869
C000250211_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Fixed Rate Asset-Backed Securities Index
C000250211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,317
C000250211_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,834